Yieldstreet Alternative Income Fund Inc. Inc.

Schedule of Investments

March 31, 2024 (Unaudited)

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
UNSECURED DEBT - 4.91%
SUPPLY CHAIN FINANCE - 4.91%(b(g))
Raistone Purchasing LLC - First Brands T12(c)(d)	N/A	N/A	05/01/2024	$2,247,656	$2,219,972
Raistone Purchasing LLC - First Brands T13, TL(c)(d)	N/A	N/A	06/05/2024	4,249,943	4,140,159
Total Supply Chain Finance					6,360,131

Total Unsecured Debt (Cost $6,047,174)					6,360,131

CORPORATE BOND - 8.65%
Commercial Real Estate - 8.65%
A10 Capital, LLC, Series 2023-GTWY(c)(d)	13.82%	1M SOFR + 8.50%	04/15/2040	3,000,000	3,002,310
A10 Capital, LLC, Series 2023-GTWY(c)(d)	12.57%	1M SOFR + 7.25%	04/15/2040	2,000,000	2,001,740
Octane Lending Inc.(c)(d)	20.00%	N/A + –%	12/31/2049	6,208,037	6,200,897
Total Corporate Bond					11,204,947

Total Corporate Bond (Cost $11,208,037)					11,204,947

COMMERCIAL MORTGAGE BACKED SECURITIES - 16.22%(c)
BAMLL B Mtge, Series 2018-DSNY	6.77%	1M SOFR + 1.45%	09/15/2034	5,000,000	4,988,620
ESA B Mtge, Series 2021-ESH	6.81%	1M SOFR + 1.49%	07/15/2038	4,625,220	4,629,732
GWT C Mtge, Series 2019-WOLF	7.27%	1M SOFR + 1.95%	12/15/2036	4,529,118	4,522,331
MSC A Mtge, Series 2021-ILP	6.21%	1M SOFR + 0.89%	11/15/2036	2,461,859	2,445,169
MSC C Mtge, Series 2021-ILP	6.81%	1M SOFR + 1.49%	11/09/2024	1,993,408	1,975,725
TTN B Mtge, Series 2021-MHC	6.53%	1M SOFR + 1.21%	03/15/2038	2,467,478	2,449,478
Total Commercial Mortgage Backed Securities					21,011,055

Total Commercial Mortgage Backed Securities (Cost $20,561,116)					21,011,055

COLLATERALIZED LOAN OBLIGATIONS - 8.14%
OTHER ABS - 8.14%
Galaxy XXII CLO, Ltd., Series 2021-22A	12.06%	TSFR3M + 6.76%	04/16/2034	1,144,562	1,145,020
Goldentree Loan Management US Clo 3, Ltd., Series 2018-3A	8.41%	TSFR3M + 3.11%	04/20/2030	1,000,000	1,001,689
Goldentree Loan Management US CLO 5, Ltd., Series 2021-5A	8.71%	TSFR3M + 3.41%	10/20/2032	5,500,000	5,509,136
Madison Park Funding LII, Ltd., Series 2021-52A	8.71%	TSFR3M + 3.41%	01/22/2035	450,000	450,000
Monroe Capital MML CLO VII, Ltd., Series 2018-2A	12.81%	TSFR3M + 7.51%	11/22/2030	540,000	531,215
Venture XXVIII CLO, Ltd., Series 2017-28A	9.56%	TSFR3M + 4.26%	07/20/2030	2,000,000	1,903,138
Total Other ABS					10,540,198

Total Collateralized Loan Obligations (Cost $10,573,645)					10,540,198

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
FIRST-LIEN SENIOR SECURED TERM LOANS - 40.43%
ART - 2.16%
Colette Capital LLC(c)(d)	12.50%	N/A + –%	07/17/2026	$2,800,000	$2,798,493
Total Art					2,798,493

AUTO - 2.24%
Everberg Capital, LLC(c)(d)	13.82%	1M SOFR (1.00% Floor) + 8.50%	05/23/2028	2,902,734	2,902,800
Total Auto					2,902,800

COMMERCIAL REAL ESTATE - 11.74%(c)
Bridge - 3.83%(e)
Harrison Yards Project(d)	19.04%	1M SOFR + 16.40% Cash, 2.68% PIK (0.25% Floor) + –%	06/30/2024	4,000,000	4,956,559
Hotel - 6.37%
BIH Owner, LLC(d)(e)	10.50%	7.00% Cash + 3.50% PIK	07/31/2024	1,464,401	1,619,520
Choice Hotels Cheyenne(d)(f)	9.75%	N/A + –%	08/31/2025	6,625,000	6,632,361
Shopping Centers - 1.54%
Avatar (SIC Leed Civic Plaza) TL(d)	9.25%	9.25%	02/01/2025	2,000,000	1,999,318
Total Commercial Real Estate					15,207,758

RESIDENTIAL REAL ESTATE - 24.29%
Condominium Inventory - 18.15%
Invictus Real Estate Partners(c)(d)	18.35%	1M SOFR (0.10% Floor) + 13.03%	12/31/2024	6,919,254	6,672,250
Keystone - Villa Fifty2(c)(d)	7.74%	7.74%	12/01/2024	6,000,000	5,975,191
Merrick Parc(c)(d)	6.00%	1M SOFR+0.665% (6.00% Floor)%	05/30/2025	2,233,203	2,233,203
Quadrant Finance Partners(c)(d)	13.00%	13.00%	08/31/2028	3,600,000	3,663,759
UsinaCoruripe Acucar e Alcool(c)(d)	12.74%	3M SOFR + 7.39%%	09/30/2025	4,975,000	4,975,000
Urban Standard Capital, LLC(c)(d)	13.45%	PRIME + 5.25%	07/01/2024	7,050,300	7,955,026
Total Residential Real Estate					31,474,429

Total First-Lien Senior Secured Term Loans (Cost $52,718,451)					52,383,480

EQUITY - 4.00%
Consumer Loans - 4.00%
Lending Point(c)(d)(f)(g)(h)	N/A	N/A	N/A	5,397,513	$5,184,576
Total Consumer Loans					5,184,576

Total Equity (Cost $4,927,303)					5,184,576

INVESTMENTS IN INVESTEE FUNDS - 8.49%
Asset Management - 2.78%
Blue Owl Credit Income Corp.(c)(g)	N/A	N/A	N/A	378,855	3,606,696
Total Asset Management					3,606,696

Legal - 5.71%
9RPJ1 Partners, LP(c)(f)(g)(h)	N/A	N/A	N/A	5,317,643	4,575,775
BWA20C(c)(g)(h)	N/A	N/A	N/A	3,300,000	2,826,908
Total Legal					7,402,683

Total Investments in Investee Funds (Cost $10,089,451)					11,009,379

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
PREFERRED EQUITY - 15.75%(c)
Consumer - 2.50%
Multi-family - 2.50%
EH YS Purchaser I LLC(d)(g)(h)	N/A	N/A	N/A	$3,235,624	$3,234,548
Total Consumer					3,234,548

Residential Real Estate - 13.25%(c)
Aviation - 9.78%
YS AVN-AVT V LLC(d)(h)(i)	N/A	N/A	N/A	11,542,862	12,666,568
Multi-family - 3.47%
YS PP REQ I Hines Park, LLC(d)(h)(j)	N/A	N/A	N/A	2,000,000	2,298,679
YS PP REQ II Southgate Apartments, LLC(d)(h)(k)	N/A	N/A	N/A	2,000,000	2,206,481
Total Residential Real Estate					17,171,728

Total Preferred Equity (Cost $18,778,486)					20,406,276

	7-Day Yield	Shares
MONEY MARKET MUTUAL FUNDS - 7.38%(l)(m)
SEI Government Fund, Class F (SEOXX)	4.35%	9,561,662	$9,561,662
Total Money Market Mutual Funds (Cost $9,561,662)			9,561,662

Total Investments - 113.97% (Cost $144,465,325)			$147,661,704
Liabilities in Excess of Other Assets - (13.97)%			(18,101,029)
Net Assets - 100.00%			$129,560,675

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US SOFR - 1 Month SOFR as of March 31, 2024 was 5.32%
3M US SOFR - 3 Month SOFR as of March 31, 2024 was 5.35%
3M CME TERM SOFR – 3M CME TERM SOFR as of March 31, 2024 was 5.30%
PRIME - US Prime Rate as of March 31, 2024 was 8.50%

(a)	Floating or variable rate investment. The rate in effect as of March 31, 2024 is based on the reference rate, as described above, plus the displayed spread as of the securities' last reset date. The interest rate shown is the rate in effect as of period-end and changes periodically.
(b)	These investments are purchased at a discount and accrete to par at the date the investments maturity, Raistone Purchasing, LLC the per annum rate was 15.44% for the Raistone Purchasing, LLC - First Brands T13, TL the per annum rate was 15.32%.
(c)	Restricted Security; these securities may only be sold in transactions exempt from registration under the Securities Act of 1933.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(e)	Paid in kind security which may pay interest in additional par.
(f)	These investments have an unfunded commitment amount of $6,082,726 as of March 31, 2024.
(g)	Non-income producing security.
(h)	Affiliated Company.
(i)	Investment held through tax consolidated subsidiary YS-HP-S JV Corp.
(j)	Investment held through tax consolidated subsidiary YS PP REQ I, LLC
(k)	Investment held through tax consolidated subsidiary YS PP REQ II P, LLC
(l)	To obtain a copy of the Fund's shareholder report, please go to the Securities and Exchange Commission's website.
(m)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2024.

Below is a summary of the fund transactions with its affiliates during the period ended March 31, 2024:

Affiliated Investments

Name of Issuer	Fair Value at December 31, 2023	Purchases	Sales	Return of capital	Paydown	Net Change in Unrealized Gains (Losses)	Fair Value at March 31, 2024	Net Realized Gains (Losses)	Dividend Income
YS PP REQ I Hines Park, LLC	$2,391,818	–	–	–	–	$(93,139)	$2,298,679	$–	$–
YS PP REQ II P Southgate Apartments, LLC	2,273,789	–	–	–	–	(67,308)	2,206,481	–	–
YS AVN-AVT V LLC	12,451,596	–	–	–	–	214,972	12,666,568	–	–
EH YS Purchaser I LLC	3,767,771	–	(166,842)	–	(340,175)	(26,206)	3,234,548	–	–
9RPJ1 Partners, LP	4,677,315	53,791	–	(154,202)	–	(1,129)	4,575,775	–	–
BWA20C	2,871,337	–	–	(45,558)	–	1,129	2,826,908	–	–
Lending Point	5,022,008	618,312	–	(622,680)	–	166,936	5,184,576	–	–
	$33,455,634	$672,103	$(166,842)	$(822,440)	$(340,175)	$195,255	$32,993,535	$–	$-

YieldStreet Prism Fund Inc.

Notes to Quarterly Schedule of Investments

March 31, 2024 (Unaudited)

1. Restricted Securities: As of March 31, 2024, investments in securities included issuers that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of March 31, 2024, were as follows:

Name of Issuer	% of Net Assets	Acquisition Date	Share/Par	Cost	Fair Value
9RPJ1 Partners, LP	3.53%	01/08/2021	5,317,643	$4,110,184	$4,575,775
A10 Capital, LLC, Series 2023-GTWY	1.55%	02/10/2023	2,000,000	2,000,000	2,001,740
A10 Capital, LLC, Series 2023-GTWY	2.32%	02/10/2023	3,000,000	3,000,000	3,002,310
Avatar (SIC Leed Civic Plaza) TL	1.54%	01/09/2023	2,000,000	2,000,000	1,999,318
BAMLL B MTG, Series 2018-DSNY	3.85%	05/01/2023	5,000,000	4,937,500	4,988,620
BIH Owner, LLC	1.25%	07/22/2021	1,464,401	1,464,401	1,619,520
Blue Owl Credit Income Corp.	2.78%	01/03/2023	378,855	3,440,000	3,606,696
BWA20C	2.18%	06/17/2020	3,300,000	2,539,267	2,826,908
Choice Hotels Cheyenne	5.12%	10/05/2023	6,625,000	6,632,361	6,632,361
Colette Capital LLC	2.16%	07/21/2023	2,800,000	2,800,000	2,798,493
EH YS Purchaser I LLC	2.50%	12/02/2022	3,235,624	3,235,624	3,234,548
ESA B Mtge, Series 2021-ESH	3.57%	03/21/2023	4,625,220	4,496,919	4,629,732
Everberg Capital, LLC	2.24%	05/23/2022	2,902,734	2,902,734	2,902,800
GWT C Mtge, Series 2019-WOLF	3.49%	03/30/2023	4,529,118	4,427,117	4,522,331
Harrison Yard Project	3.83%	12/10/2021	4,000,000	4,085,875	4,956,559
Invictus Real Estate Partners	5.15%	03/25/2022	6,919,254	7,670,291	6,672,250
Keystone - Villa Fifty2	4.61%	06/28/2023	6,000,000	6,000,000	5,975,191
Lending Point	4.00%	09/22/2023	5,397,513	4,927,303	5,184,576
MSC A Mtge, Series 2021-ILP	1.89%	09/27/2023	2,461,859	2,409,544	2,445,169
MSC C Mtge, Series 2021-ILP	1.52%	05/02/2023	1,993,408	1,906,664	1,975,725
Octane Lending Inc.	4.79%	12/22/2023	6,208,037	6,208,037	6,200,897
Merrick Parc	1.72%	01/31/2024	2,233,203	2,233,203	2,233,203
Quadrant Finance Partners	2.83%	09/29/2023	3,600,000	3,600,000	3,663,759
Raistone Purchasing LLC - First Brands T12	1.71%	11/02/2023	2,247,656	2,091,093	2,219,972
Raistone Purchasing LLC - First Brands T13, TL	3.20%	12/07/2023	4,249,643	3,956,081	4,140,159
TTN B Mtge, Series 2021-MHC	1.89%	03/30/2023	2,467,478	2,383,372	2,449,478
Urban Standard Capital, LLC	6.14%	03/11/2022	7,050,300	8,354,586	7,955,026
UsinaCoruripe Acucar e Alcool	3.84%	03/28/2024	4,975,000	4,975,000	4,975,000
YS AVN-AVT V LLC	9.78%	08/07/2023	11,542,861	11,542,862	12,666,568
YS PP REQ I LLC (Hines Park Place)	1.77%	01/07/2021	2,000,000	2,000,000	2,298,679
YS PP REQ II LLC (Southgate Green Investors LLC Equity)	1.70%	02/02/2021	2,000,000	2,000,000	2,206,481
	98.45%			$124,330,018	$127,559,844

2. Unfunded Commitments – The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund  is  obligated  to  fund  these  loan  commitments  at  the  borrowers’  discretion.  Unfunded  loan  commitments and funded portions of credit agreements are marked-to-market. At March 31, 2024, the Fund had unfunded commitments shown below:

Investment	Unfunded Commitments as of March 31, 2024
9RPJ1 Partners, LP	$ 1,682,357
Choice Hotels - Cheyenne	2,067,036
Lending Point	2,333,333